Business Segments - Business Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total operating revenue									$ 2,761	$ 3,700	$ 3,201
Gross margin									584	600	443
Operating and maintenance expense									(193)	(188)	(155)
Depreciation and amortization expense									(89)	(133)	(115)
General and administrative expense									(74)	(75)	(66)
Earnings from unconsolidated affiliates									26	23	23
Interest expense									(42)	(34)	(29)
Income tax expense									(1)	(1)	(2)
Net income	76	10	87	38	26	83	74	10	211	193	113
Net income attributable to noncontrolling interests	(5)	(2)	(2)	(4)	(9)	(3)	(13)	(5)	(13)	(30)	(12)
Net income (loss) attributable to partners	71	8	85	34	17	80	61	5	198	163	101
Net unrealized gains on derivative instruments									21	40	(8)
Capital expenditures									483	384	185
Acquisitions net of cash acquired									745	152	282
Investments in unconsolidated affiliates									158	8	2
Other operating income										1	5
Step acquisition - equity interest re-measurement gain											9
Total long-term assets	3,235				2,539				3,235	2,539	2,235
Total current assets	368				373				368	373	372
Total assets	3,603				2,912				3,603	2,912	2,607
Natural Gas Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue									2,282	3,012	2,710
Gross margin									478	497	401
Operating and maintenance expense									(162)	(157)	(138)
Depreciation and amortization expense									(81)	(122)	(111)
Earnings from unconsolidated affiliates									15	23	22
Net income									250	241	176
Net income attributable to noncontrolling interests									(13)	(30)	(12)
Net income (loss) attributable to partners									237	211	164
Net unrealized gains on derivative instruments									20	42	(9)
Capital expenditures									467	371	173
Acquisitions net of cash acquired									715	122	79
Investments in unconsolidated affiliates									115	8	2
Other operating income											2
Total long-term assets	2,706				2,171				2,706	2,171	1,907
NGL Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenue									64	57	18
Gross margin									64	52	13
Operating and maintenance expense									(16)	(16)	(4)
Depreciation and amortization expense									(6)	(8)	(2)
Earnings from unconsolidated affiliates									11		1
Net income									53	29	17
Net income (loss) attributable to partners									53	29	17
Capital expenditures									12	9	11
Acquisitions net of cash acquired									30	30	135
Investments in unconsolidated affiliates									43
Other operating income										1
Step acquisition - equity interest re-measurement gain											9
Total long-term assets	340				250				340	250	222
Wholesale Propane Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenue									415	633	473
Gross margin									42	51	29
Operating and maintenance expense									(15)	(15)	(13)
Depreciation and amortization expense									(2)	(3)	(2)
Net income									25	33	17
Net income (loss) attributable to partners									25	33	17
Net unrealized gains on derivative instruments									1		(1)
Capital expenditures									4	4	1
Acquisitions net of cash acquired											68
Other operating income											3
Total long-term assets	105				104				105	104	102
Other [Member]
Segment Reporting Information [Line Items]
General and administrative expense									(74)	(75)	(66)
Interest expense									(42)	(34)	(29)
Income tax expense									(1)	(1)	(2)
Net income									(117)	(110)	(97)
Net income (loss) attributable to partners									(117)	(110)	(97)
Net unrealized gains on derivative instruments										(2)	2
Total long-term assets	84				14				84	14	4
Eliminations [Member]
Segment Reporting Information [Line Items]
Total operating revenue									$ 5	$ (2)